Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Deferred revenue	€ 520	€ 458
Revenue recognition	€ 448	€ 372	€ 301